Accrued liabilities and other liabilities - Schedule of Product Warranty Liability (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Product Warranties Disclosures [Abstract]
Accrued warranty—beginning of year	¥ 0
Accrual for warranties issued during the year	28,826
Warranty claims paid	(10,800)
Accrued warranty—end of year	¥ 18,026